Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
EIN 41-0572550 Plan #001

(A)	Identity of Issuer, Lessor or Similar Party (B)	Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value ** (C)	Current Value (D)
	Registered investment companies:
	Vanguard Fed Money Market	Mutual fund	$21,806,941
*	Fidelity U.S. Bond Index Fund	Mutual fund	7,440,455
	Vanguard Wellington Fund	Mutual fund	29,711,038
	Causeway International Value Fund	Mutual fund	11,417,923
	DFA Emerging Markets Core Equity Port	Mutual fund	10,306,455
	MFS International Growth Fund Class R6 MGRDX	Mutual fund	1,928,057
	GMO Benchmark FR ALLOC SER FD R6	Mutual fund	688,703
			83,299,572
	Common investment trust funds:
	L&G S&P 500 DC CIT	Common investment trust funds	146,990,528
	L&G Russell 2000 DC CIT	Common investment trust funds	21,709,012
	Vanguard Target 2035 Fund	Common investment trust funds	25,668,583
	Vanguard Target 2030 Fund	Common investment trust funds	28,075,915
	Prudential Core Plus Bond Fund	Common investment trust funds	24,986,111
	Vanguard Target 2045 Fund	Common investment trust funds	24,227,154
	Vanguard Target 2040 Fund	Common investment trust funds	20,328,244
	L&G MSCI EAFE DC CIT	Common investment trust funds	18,293,818
	Vanguard Target 2050 Fund	Common investment trust funds	22,931,019
	Vanguard Target 2025 Fund	Common investment trust funds	11,794,537
	Vanguard Target 2055 Fund	Common investment trust funds	15,947,875
	Vanguard Target 2020 Fund	Common investment trust funds	3,874,031
	Vanguard Target 2060 Fund	Common investment trust funds	8,710,111
	Vanguard Target 2065 Fund	Common investment trust funds	2,819,228
	Vanguard Target Income Fund	Common investment trust funds	795,869
	Vanguard Target 2070 Fund	Common investment trust funds	295,859
			377,447,894
*	Tennant Company common stock	Common stock, 260,790 shares, par
		value $0.375; cost is $10,348,156	19,228,344
*	Participants	Notes from participants, ranging
		between 5.25% and 10.50%,
		maturing through March 2050	6,147,072
			$486,122,882

* Represents party-in-interest.
** Cost information for participant-directed investments is not required.